RELATED PARTY TRANSACTIONS AND BALANCES (Details 3)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Bluemount Investment Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	122	109
Name of related parties	Bluemount Investment Fund SP
Balance nature	Trade receivables
Cyber Investment Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	54	12
Name of related parties	Cyber Investment Fund SP
Balance nature	Trade receivables
Global Strategy Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	8,045	3,979
Name of related parties	Global Strategy Fund SP
Balance nature	Trade receivables
Bluemount Group Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited		26
Name of related parties	Bluemount Group Limited
Balance nature	Other receivables
Bluemount Investment Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	242	133
Name of related parties	Bluemount Investment Fund SPC
Balance nature	Other receivables
Bluemount Financial Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited		1
Name of related parties	Bluemount Financial Holdings Limited
Balance nature	Other receivables
Echo Asia Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	335
Name of related parties	Echo Asia (Hong Kong) Limited
Balance nature	Other receivables
Yuk Cuisine Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	1,367
Name of related parties	Yuk Cuisine (Hong Kong) Limited
Balance nature	Other receivables
Yuk Cuisine Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	*(Note)	1,506
Name of related parties	Yuk Cuisine Limited
Balance nature	Other payables
Yuk Cuisine Hong Kong Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited		250
Name of related parties	Yuk Cuisine (Hong Kong) Limited
Balance nature	Other payables